UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
c/o U.S. Bank Global Fund Services
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

Boston Common ESG Impact International Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 97.7%
Communication Services - 7.1%
262,495	Deutsche Telekom AG	$4,461,561
10,200	Nintendo Co. Ltd.	2,708,499
14,110	Naspers Ltd. - Class N	2,825,054
58,500	Nippon Telegraph & Telephone Corp.	2,386,760
1,318,700	Singapore Telecommunications Ltd.	2,838,152
		15,220,026
Consumer Discretionary - 7.3%
22,110	Alibaba Group Holding Ltd. - ADR [1]	3,030,618
38,890	Bayerische Motoren Werke AG	3,154,182
316,798	Melia Hotels International SA	2,979,617
269,200	Panasonic Corp.	2,418,338
28,000	Shimano, Inc.	3,947,086
		15,529,841
Consumer Staples - 9.8%
48,100	Kao Corp.	3,560,248
58,310	Reckitt Benckiser Group PLC	4,465,166
53,600	Shiseido Company Ltd.	3,356,859
92,300	Sundrug Company Ltd.	2,748,616
116,750	Unilever NV - NYRS	6,281,150
62,677	Wessanen	572,835
		20,984,874
Energy - 3.7%
132,760	Equinor ASA - ADR	2,810,529
543,013	Origin Energy Ltd. [1]	2,477,023
161,564	Repsol SA	2,597,483
		7,885,035
Financials - 19.5%
445,450	AIA Group Ltd.	3,700,270
133,285	AXA SA	2,876,547
10,260	Barclays PLC	19,630
560	HSBC Holdings PLC - ADR	23,022
602,420	ING Groep NV	6,479,996
93,345	Julius Baer Gruppe AG [1]	3,326,491
37,215	Macquarie Group Ltd.	2,850,518
5,900	Mitsubishi UFJ Financial Group, Inc.	28,955
428,800	ORIX Corp.	6,265,593
14,231,500	PT Bank Rakyat Indonesia (Persero) Tbk.	3,625,594
99,550	Sampo Oyj - Class A	4,412,027
547,180	Standard Chartered PLC	4,252,500
347,040	Svenska Handelsbanken AB - Class A	3,861,055
		41,722,198
Health Care - 15.1%
300	Astellas Pharma, Inc.	3,833
80,000	Hoya Corp.	4,824,003

83,015	Koninklijke Philips NV	2,910,467
84,816	Novartis AG - ADR	7,278,061
116,640	Novo Nordisk A/S - Class B	5,356,935
270,650	Roche Holding Ltd. - ADR	8,411,802
95,572	Smith & Nephew PLC - ADR	3,572,481
		32,357,582
Industrials - 13.7%
228,100	Assa Abloy AB	4,084,541
113,266	Atlas Copco AB - Class B	2,481,860
47,100	Daikin Industries	5,004,632
98,304	Ferguson PLC	6,281,451
40,275	KION Group AG	2,048,136
162,200	Kubota Corp.	2,305,466
56,250	Schneider Electric SE	3,815,512
41,190	Spirax-Sarco Engineering PLC	3,278,554
		29,300,152
Information Technology - 8.4%
34,405	ams AG	828,481
14,208	ASML Holding NV - NYRS	2,211,049
146,840	Infineon Technologies AG	2,939,985
4,900	Keyence Corp.	2,476,685
36,975	SAP SE - ADR	3,680,861
60,995	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,251,325
51,600	TDK Corp.	3,612,278
		18,000,664
Materials - 8.4%
26,880	Air Liquide SA	3,337,845
41,615	Covestro AG	2,060,964
58,661	Croda International PLC	3,503,288
82,405	Novozymes A/S - Class B	3,682,055
56,770	Sociedad Quimica y Minera de Chile SA - ADR	2,174,291
78,215	Umicore SA	3,121,174
		17,879,617
Real Estate - 3.0%
1,395,000	Hang Lung Properties Ltd.	2,651,511
84,280	Vonovia SE	3,799,255
		6,450,766
Utilities - 1.7%
1,494	National Grid PLC	14,616
55,560	Orsted A/S	3,717,953
1,074	Veolia Environnement SA	21,995
		3,754,564
TOTAL COMMON STOCKS
(Cost $195,870,466)		209,085,319

PREFERRED STOCKS - 1.6%
Consumer Staples - 1.6%
31,295	Henkel AG & Company KGaA	3,418,326

TOTAL PREFERRED STOCKS
(Cost $2,440,750)		3,418,326

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
1,589,904	First American Treasury Obligations Fund - Class X, 2.398% [2]	1,589,904

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,589,904)		1,589,904

TOTAL INVESTMENTS - 100.1%
(Cost $199,901,120)		214,093,549
Liabilities in Excess of Other Assets - (0.1)%		(125,184)
NET ASSETS - 100.0%		$213,968,365

ADR	American Depositary Receipt
NYRS	New York Registry Shares
[1]	Non-income producing security.
[2]	Annualized seven-day yield as of December 31, 2018.

*
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Country Allocation as of December 31, 2018 (Unaudited)

Country	% of Net Assets [1]
Japan	21.3%
Germany	11.9%
United Kingdom	11.9%
Switzerland	8.9%
Netherlands	8.6%
Denmark	6.0%
Sweden	4.9%
France	4.7%
Hong Kong	3.0%
Spain	2.6%
Australia	2.5%
Finland	2.1%
Indonesia	1.7%
Belgium	1.5%
China	1.4%
Singapore	1.3%
South Africa	1.3%
United States	1.3%
Taiwan	1.1%
Chile	1.0%
Austria	0.4%

[1] Excludes short-term investments and liabilities in excess of other assets.

Boston Common ESG Impact International Fund
Summary of Fair Value Exposure at December 31, 2018 (Unaudited)

The Boston Common ESG Impact International Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018. See Schedule of Investments for sector breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,030,618	$12,394,972	$-	$15,425,590
Consumer Discretionary	-	15,324,277	-	15,324,277
Consumer Staples	6,281,150	14,703,724	-	20,984,874
Energy	2,810,529	5,074,506	-	7,885,035
Financials	23,022	41,699,176	-	41,722,198
Health Care	19,262,344	13,095,238	-	32,357,582
Industrials	-	29,300,152	-	29,300,152
Information Technology	8,143,236	9,857,428	-	18,000,664
Materials	2,174,291	15,705,326	-	17,879,617
Real Estate	-	6,450,766	-	6,450,766
Utilities	-	3,754,564	-	3,754,564
Total Common Stocks	41,725,190	167,360,129	-	209,085,319
Preferred Stocks
Consumer Staples	-	3,418,326	-	3,418,326
Total Preferred Stocks	-	3,418,326	-	3,418,326
Short-Term Investments	1,589,904	-	-	1,589,904
Total Investments in Securities	$43,315,094	$170,778,455	$-	$214,093,549

Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 98.1%
Communication Services - 10.0%
9	Alphabet, Inc. - Class A1	$9,404
1,444	Alphabet, Inc. - Class C1	1,495,421
16,895	Verizon Communications, Inc.	949,837
5,380	Walt Disney Company	589,917
		3,044,579
Consumer Discretionary - 8.9%
2,495	Advance Auto Parts, Inc.	392,863
300	Booking Holdings, Inc.[1]	516,726
1,820	Ford Motor Company	13,923
3,620	Home Depot, Inc.	621,988
80	Lowe's Companies, Inc.	7,389
2,760	Mohawk Industries, Inc.[1]	322,810
4,605	PVH Corp.	428,035
4,000	Royal Caribbean Cruises Ltd.	391,160
110	VF Corp.	7,847
		2,702,741
Consumer Staples - 6.2%
4,810	Colgate-Palmolive Company	286,291
2,410	Costco Wholesale Corp.	490,941
100	CVS Health Corp.	6,552
2,675	The Estee Lauder Companies, Inc. - Class A	348,017
11,190	Mondelez International, Inc. - Class A	447,936
2,745	PepsiCo, Inc.	303,268
		1,883,005
Energy - 4.1%
130	Apache Corp.	3,412
6,230	Cimarex Energy Company	384,080
148	Enbridge, Inc.	4,600
5,075	EOG Resources, Inc.	442,591
18,635	Equinor ASA - ADR	394,503
		1,229,186
Financials - 14.6%
2,370	Aon PLC	344,503
6,925	Citigroup, Inc.	360,516
12,500	Citizens Financial Group, Inc.	371,625
1,520	CME Group, Inc. - Class A	285,942
13,870	Fifth Third Bancorp	326,361
19,110	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	364,046
9,810	JP Morgan Chase & Company	957,652
11,500	Morgan Stanley	455,975
6,300	Northern Trust Corp.	526,617
3,610	PNC Financial Services Group, Inc.	422,045
		4,415,282

Health Care - 15.0%
4,500	Baxter International, Inc.	296,190
1,574	Biogen, Inc.[1]	473,648
3,595	Bristol-Myers Squibb Company	186,868
4,625	Danaher Corp.	476,930
155	Gilead Sciences, Inc.	9,695
5,330	Johnson & Johnson	687,837
10,515	Merck & Company, Inc.	803,451
8,000	Novo Nordisk A/S - ADR	368,560
1,170	Regeneron Pharmaceuticals, Inc.[1]	436,995
1,995	UnitedHealth Group, Inc.	496,994
1,675	Waters Corp.[1]	315,989
		4,553,157
Industrials - 8.9%
2,845	3M Company	542,086
2,230	Carlisle Companies, Inc.	224,160
3,820	Cummins, Inc.	510,505
4,710	Emerson Electric Company	281,422
7,845	HD Supply Holdings, Inc.[1]	294,344
4,500	Kansas City Southern	429,525
8,670	Southwest Airlines Company	402,982
		2,685,024
Information Technology - 19.5%
5,995	Analog Devices, Inc.	514,551
10,040	Apple, Inc.	1,583,710
9,940	Applied Materials, Inc.	325,436
3,470	Cognizant Technology Solutions - Class A	220,276
1,105	Intuit, Inc.	217,519
16,615	Microsoft Corp.	1,687,585
7,360	Oracle Corp.	332,304
7,765	Visa, Inc. - Class A	1,024,514
		5,905,895
Materials - 5.3%
5,855	Albemarle Corp.	451,245
3,515	AptarGroup, Inc.	330,656
2,995	Ecolab, Inc.	441,313
85	International Flavors & Fragrances, Inc.	11,413
3,500	PPG Industries, Inc.	357,805
		1,592,432
Real Estate - 2.6%
3,580	Crown Castle International Corp. - REIT	388,895
35	Simon Property Group, Inc. - REIT	5,880
17,725	Weyerhaeuser Co. - REIT	387,468
		782,243
Utilities - 3.0%
3,875	American Water Works Company, Inc.	351,734
11,290	Avangrid, Inc.	565,516
		917,250

TOTAL COMMON STOCKS
(Cost $23,805,849)		29,710,794

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
474,882	First American Treasury Obligations Fund - Class X, 2.398%[2]	474,882

TOTAL SHORT-TERM INVESTMENTS
(Cost $474,882)		474,882

TOTAL INVESTMENTS - 99.7%
(Cost $24,280,731)		30,185,676
Other Assets in Excess of Liabilities - 0.3%		103,093
NET ASSETS - 100.0%		$30,288,769

ADR	American Depositary Receipt
REIT	Real Estate Invesmtent Trust
[1]	Non-income producing security.
[2]	Annualized seven-day yield as of December 31, 2018.

*
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Boston Common ESG Impact U.S. Equity Fund
Summary of Fair Value Exposure at December 31, 2018 (Unaudited)

The Boston Common ESG Impact U.S. Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018. See Schedule of Investments for sector breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$29,710,794	$-	$-	$29,710,794
Short-Term Investments	474,882	-	-	474,882
Total Investments in Securities	$30,185,676	$-	$-	$30,185,676

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
                                        Elaine E. Richards
                                        President/Principal Executive Officer

Date                                    February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                          Elaine E. Richards
                                          President/Principal Executive Officer

Date                                    February 27, 2019

By (Signature and Title)* /s/ Aaron J. Perkovich
                                          Aaron J. Perkovich
                                          Treasurer/Principal Executive Officer

Date                                    February 27, 2019

* Print the name and title of each signing officer under his or her signature.